Basis of preparation and significant accounting policies Basis of preparation and significant accounting policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 2,751,273,000,000		$ 2,558,124,000,000
Equity	$ 200,874,000,000		194,249,000,000	$ 191,294,000,000	$ 196,224,000,000
Lease Term, Planning Horizon	5 years
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets		$ 5,000,000,000
Financial liabilities		5,000,000,000
Net assets		0
Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 142,593,000,000		$ 138,191,000,000	$ 140,908,000,000	$ 139,414,000,000
Retained earnings | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 0